LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted average remaining lease term:
Operating lease	9 years 8 months 12 days	9 years 8 months 12 days
Finance lease	14 years 4 months 24 days	18 years 8 months 12 days
Weighted average discount rate:
Operating lease	7.20%	7.59%
Finance lease	8.20%	10.04%